Share Based Compensation (Details) - Schedule of the Option Activity - Stock Options [Member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share options, Outstanding, Beginning	427,060	272,126
Weighted average exercise price, Outstanding, Beginning	$ 3.59	$ 21.54
Remaining contractual term in years, Outstanding, Beginning	9 years 3 months 10 days	10 years 9 months 29 days
Number of share options, Outstanding, Granted		403,820
Weighted average exercise price, Granted		$ 2.68
Number of share options, Outstanding, Exercised	(289,401)	(791)
Weighted average exercise price, Exercised	$ 4.03	$ 20.9
Aggregate Intrinsic value, Exercised	$ 1,384,653
Number of share options, Outstanding, Modified		(248,095)
Weighted average exercise price, Modified		$ 21.74
Number of share options, Outstanding, Ending	137,659	427,060
Weighted average exercise price, Outstanding, Ending	$ 2.68	$ 3.59
Remaining contractual term in years, Outstanding, Ending	9 years 3 months 3 days	10 years 3 months 10 days
Aggregate Intrinsic value, Outstanding, Ending	$ 234,296	$ 8,076
Number of share options, Exercisable	137,659	16,337
Weighted average exercise price, Exercisable	$ 2.68	$ 21.98
Remaining contractual term in years, Exercisable	9 years 3 months 3 days	10 years 1 month 20 days
Aggregate Intrinsic value, Exercisable	$ 234,296